Accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Accounting Judgements And Estimates [Abstract]
Accounting Judgements and Estimates
4.	Accounting estimates and judgments
In preparing these consolidated financial statements, the Board of Directors has made judgments, estimates and assumptions that affect the application of the accounting policies and the reported amounts of assets, liabilities, income and expenses.
The related estimates and assumptions are based on expectations and other factors deemed reasonable, the result of which are the basis for the judgments on the value of assets and liabilities, which are not easily obtained from other sources. Actual results may differ from these estimates.
The underlying estimates and assumptions are continuously under review. The effect of the review of accounting estimates is recognized prospectively.

4.1.	Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is described in Note 3 “Functional and presentation currency and hyperinflationary accounting” and Note 5 “Significant accounting policies” in the following titles:

•	Note 3.2. – “Hyperinflationary Accounting”

•	Note 5.1. – “Basis of consolidation”

•	Note 5.4.b) – “Financial assets and liabilities – Policy applicable from January 1, 2018 — Classification of financial assets”

•	Note 5.4.b) – “Financial assets and liabilities – Policy applicable from January 1, 2018 — Impairment of financial assets”

•	Note 5.18. – “Leases”

4.2.	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in these consolidated financial statements within the next financial year is included in the following notes:

•	Note 11 – “Measurement of Expected Credit Losses (ECL)” regarding impairment of financial assets

•	Note 15 – “Income tax”, regarding availability of future taxable profit against which deferred tax assets may be realized and the effect of the final resolution of uncertain tax positions.

•	Note 24 – “Provisions”, regarding the likelihood, timing and amount of outflow of resources.

•	Note 40 b.3 – “Valuation techniques for Levels 2 and 3”.

4.3.	Fair value measurement
Fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. The fair value of a liability reflects its non-performance
risk.
When available, the Group measures the fair value of a financial instrument using the quoted price in an active market. A market is considered active if transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques maximizing the use of relevant market inputs and minimizes the use of unobservable inputs. The selection of a valuation technique considers all factors market participants would take into consideration for the purposes of setting the price of the transaction.
Fair values are categorized into different levels in the fair value hierarchy based on the input data used in the measurement techniques, as follows:

•	Level 1: quoted prices in active markets (unadjusted) for identical assets or liabilities.

•	Level 2: fair value estimated with observable market inputs.

•	Level 3: inputs that are unobservable.
The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.